INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2023
INVESTMENTS.
Schedule of investments

	As of
	December 31, 2022	June 30, 2023
Short-term investments
Equity securities with readily determinable fair values:
Accor	1,701	—
Other marketable securities	87	83
Subtotal	1,788	83
Held to Maturity investments
Time deposits	—	666
Total	1,788	749

Long-term investments
Equity securities without readily determinable fair values:
Cjia Group-preferred shares	138	112
OYO	54	54
Other equity securities without readily determinable fair values	65	63
Subtotal	257	229
Equity-method investments:
AAPC LUB	494	458
Hotel related funds	443	422
China Hospitality JV	67	68
Zleep	70	68
Commerz Real Institute	80	85
Other investments	238	244
Subtotal	1,392	1,345
Available-for-sale debt securities:
Cjia Group-convertible notes	296	323
Held to Maturity investments
Time deposits	—	302
Total	1,945	2,199